Revenues - Schedule of Disaggregated Revenue by Geographical Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	$ 220,825	$ 185,296
Americas [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	117,777	97,368
EMEA [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	75,882	65,096
APAC [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	$ 27,166	$ 22,832